Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	108 Months Ended
	Oct. 01, 2015	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000159719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pinnacle Multi-Strategy Core Fund
Average Annual Return, Percent		14.20%	7.13%	5.48%
C000159720
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pinnacle Multi-Strategy Core Fund
C000159721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pinnacle Multi-Strategy Core Fund
Without Sales Load [Member] | C000159719
Average Annual Return [Line Items]
Average Annual Return, Percent		21.19%	8.40%	6.17%
Without Sales Load [Member] | C000159720
Average Annual Return [Line Items]
Average Annual Return, Percent		20.31%	7.59%	5.38%
Without Sales Load [Member] | C000159721
Average Annual Return [Line Items]
Average Annual Return, Percent		21.49%	8.67%	6.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.72%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Average Annual Return, Percent		28.83%	12.82%	12.59%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weight Index
Average Annual Return, Percent		28.83%	12.82%	12.59%